Cash and Cash Equivalents, Margin Cash and Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents, Margin Cash and Long-Term Investments [Abstract]
Schedule of Cash and Cash Equivalents

The Company invests in a Receivables Investment Fund (FIDC). These investments are measured at fair value through profit or loss and are recognized based on the fund’s net asset value.

Cash and cash equivalents	December 31, 2025	December 31, 2024
Cash on hand and at banks	2,557,740	2,197,822
CDB (bank certificates of deposit) / Overnight investments (1)	1,937,761	3,350,654
National Treasury Bills (Tesouro Selic) (3)	69,635	65,196
	4,565,136	5,613,672

Margin cash
CME (Chicago Mercantile Exchange) Margin investments (2)	105,993	104,220
Investments in Treasury Bills (3)	53,569	32,334
	159,562	136,554

Investment funds
Investment funds (4)	45,780	—
	45,780	—

Total	4,770,478	5,750,226

(1)	CDBs are held at financial institutions and earn interest based on floating rates and are pegged to the Brazilian overnight interbank lending rate (Certificado de Depósito Interbancário - CDI). Overnight investments are equivalent to fixed-income instruments, earning interest at the FED rate + 0.05%.
(2)	CME margin investments represent margin deposits allocated to fixed-income equivalent instruments. These investments accrue interest based on the Interest Rate on Reserve Balances (IORB).
(3)	Brazilian Government securities (Tesouro Selic) are instruments acquired from financial institutions with conditions and characteristics similar to bank certificates of deposit (CDBs).
(4)	Investment in a FIDC (Credit Rights Investment Fund) maturing in 2035, earning a fixed interest rate of 5% in 2025.